Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 13 — SHARE-BASED COMPENSATION
Share-based compensation cost is based on the value of the portion of share-based payment awards that are ultimately expected to vest during the period. Share-based compensation cost recognized in the accompanying Consolidated Statements of Income (Loss) includes compensation cost for share-based payment awards based on the grant date fair value estimated in accordance with the provision of FASB ASC Topic 718, Compensation — Stock Compensation. Share-based compensation expense is based on awards expected to vest and therefore has been reduced for estimated forfeitures.
Equity and Performance Incentive Plans
The PolyOne Corporation 2017 Equity and Incentive Compensation Plan reserved 2.5 million common shares for the award of a variety of share-based compensation alternatives, including non-qualified stock options, incentive stock options, restricted stock, restricted stock units (RSUs), performance shares, performance units and stock appreciation rights (SARs). It is anticipated that all share-based grants and awards that are earned and exercised will be issued from PolyOne common shares that are held in treasury.
Share-based compensation is included in Selling and administrative expense in the accompanying Consolidated Statements of Income (Loss). A summary of compensation expense from continuing operations by type of award follows:

(In millions)	2018	2017	2016
Stock appreciation rights	$4.2	$4.0	$3.0
Performance shares	0.4	0.5	(0.1)
Restricted stock units	5.6	5.1	4.4
Total share-based compensation	$10.2	$9.6	$7.3

Stock Appreciation Rights
During the years ended December 31, 2018, 2017 and 2016, the total number of SARs granted were 0.3 million, 0.5 million and 0.5 million, respectively. Awards vest in one-third increments upon the later of the attainment of time-based vesting over a three-year service period and stock price targets. Awards granted in 2018, 2017 and 2016 are subject to an appreciation cap of 200% of the base price. SARs have contractual terms of ten years from the date of the grant.
The SARs were valued using a Monte Carlo simulation method as the vesting is dependent on the achievement of certain stock price targets. The SARs have time and market-based vesting conditions but vest no earlier than their three year graded vesting schedule. The expected term is an output from the Monte Carlo model, and are derived from employee exercise assumptions that are based on PolyOne historical exercise experience. The expected volatility was determined based on the average weekly volatility for our common shares for the contractual life of the awards. The expected dividend assumption was determined based upon PolyOne's dividend yield at the time of grant. The risk-free rate of return was based on available yields on U.S. Treasury bills of the same duration as the contractual life of the awards. Forfeitures were estimated at 3% per year based on our historical experience.
The following is a summary of the weighted average assumptions related to the grants issued during 2018, 2017 and 2016:

	2018	2017	2016
Expected volatility	41.0%	41.0%	41.0%
Expected dividends	1.67%	1.58%	1.92%
Expected term (in years)	6.5	6.5	6.7
Risk-free rate	3.06%	2.72%	1.90%
Value of SARs granted	$14.82	$12.01	$8.29

A summary of SAR activity for 2018 is presented below:

Stock Appreciation Rights (In millions, except per share data)	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	1.8	$28.62	6.85	$27.0
Granted	0.3	41.89
Exercised	(0.3)	21.83
Forfeited or expired	—	37.31
Outstanding as of December 31, 2018	1.8	$32.14	6.77	$4.0
Vested and exercisable as of December 31, 2018	1.0	$28.83	5.67	$3.5

The total intrinsic value of SARs exercised during 2018, 2017 and 2016 was $6.5 million, $7.6 million and $2.8 million, respectively. As of December 31, 2018, there was $2.7 million of total unrecognized compensation cost related to SARs, which is expected to be recognized over the weighted average remaining vesting period of 23 months.
Restricted Stock Units
RSUs represent contingent rights to receive one common share at a future date provided certain vesting criteria are met.
During 2018, 2017 and 2016, the total number of RSUs granted were 0.2 million, 0.3 million and 0.2 million, respectively. These RSUs, which vest on the third anniversary of the grant date, were granted to executives and other key employees. Compensation expense is measured on the grant date using the quoted market price of our common shares and is recognized on a straight-line basis over the requisite service period.
As of December 31, 2018, 0.6 million RSUs remain unvested with a weighted-average grant date fair value of $34.80. Unrecognized compensation cost for RSUs at December 31, 2018 was $8.1 million, which is expected to be recognized over the weighted average remaining vesting period of 21 months.